Taxes (Details) - Schedule of components of deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of deferred tax assets [Abstract]
Net operating losses	$ 452,009	$ 233,889
Less: valuation allowance	(452,009)	(233,889)
Deferred tax assets, net